UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-03101

CALVERT MANAGEMENT SERIES (Exact name of registrant as specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009 (Address of principal executive offices) (Zip Code)

Deidre E. Walsh, Esq., Two International Place, Boston, MA 02110 (Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 202-238-2200

DATE OF FISCAL YEAR END: N/A

DATE OF REPORTING PERIOD: 07/01/2020 - 06/30/2021

******************************* FORM N-PX REPORT *******************************

ICA File Number: 811-03101

Reporting Period: 07/01/2020 - 06/30/2021

Calvert Management Series

========================== Calvert Flexible Bond Fund ==========================

Calvert Flexible Bond Fund’s fiscal year end is 12/31.

ABBVIE INC.

Ticker: ABBV Security ID: 00287Y109
Meeting Date: MAY 07, 2021 Meeting Type: Annual
Record Date: MAR 08, 2021

# Proposal Mgt Rec Vote Cast Sponsor
1.1 Elect Director Roxanne S. Austin For For Management
1.2 Elect Director Richard A. Gonzalez For Against Management
1.3 Elect Director Rebecca B. Roberts For For Management
1.4 Elect Director Glenn F. Tilton For For Management
2 Ratify Ernst & Young LLP as Auditors For Against Management
3 Advisory Vote to Ratify Named For Against Management
Executive Officers' Compensation
4 Amend Omnibus Stock Plan For For Management
5 Amend Nonqualified Employee Stock For For Management
Purchase Plan
6 Eliminate Supermajority Vote For For Management
Requirement
7 Report on Lobbying Payments and Policy Against For Shareholder
8 Require Independent Board Chair Against Against Shareholder

--------------------------------------------------------------------------------

NEXTERA ENERGY PARTNERS, LP

Ticker: NEP Security ID: 65341B106
Meeting Date: APR 20, 2021 Meeting Type: Annual
Record Date: FEB 24, 2021

# Proposal Mgt Rec Vote Cast Sponsor
1a Elect Director Susan D. Austin For Against Management
1b Elect Director Robert J. Byrne For Against Management
1c Elect Director Peter H. Kind For Against Management
1d Elect Director James L. Robo For Against Management
2 Ratify Deloitte & Touche LLP as For For Management
Auditors

3 Advisory Vote to Ratify Named For Against Management

Executive Officers' Compensation

--------------------------------------------------------------------------------

VERIZON COMMUNICATIONS INC.

Ticker: VZ Security ID: 92343V104
Meeting Date: MAY 13, 2021 Meeting Type: Annual
Record Date: MAR 15, 2021

# Proposal Mgt Rec Vote Cast Sponsor
1a Elect Director Shellye L. Archambeau For For Management
1b Elect Director Roxanne S. Austin For For Management
1c Elect Director Mark T. Bertolini For For Management
1d Elect Director Melanie L. Healey For For Management
1e Elect Director Clarence Otis, Jr. For For Management
1f Elect Director Daniel H. Schulman For For Management
1g Elect Director Rodney E. Slater For For Management
1h Elect Director Hans E. Vestberg For For Management
1i Elect Director Gregory G. Weaver For For Management
2 Advisory Vote to Ratify Named For For Management
Executive Officers' Compensation
3 Ratify Ernst & Young LLP as Auditors For For Management
4 Lower Ownership Threshold for Action Against For Shareholder
by Written Consent
5 Amend Senior Executive Compensation Against For Shareholder
Clawback Policy
6 Submit Severance Agreement Against For Shareholder
(Change-in-Control) to Shareholder Vote

===================== Calvert Floating-Rate Advantage Fund =====================

Calvert Floating-Rate Advantage Fund’s fiscal year end is 9/30. There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================== Calvert Responsible Municipal Income Fund ===================

Calvert Responsible Municipal Income Fund’s fiscal year end is 12/31. There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Calvert Management Series

By (Signature)	/s/ John H. Streur
Name	John H. Streur
Title	President – Principal Executive Officer
Date	08/26/2021